Sale Leaseback (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Sale Leaseback Transaction [Line Items]
Long term payable - sale leaseback as of December 31, 2018	$ 2,635,567	$ 1,371,359
Lease term of 17 [Member]
Sale Leaseback Transaction [Line Items]
Total lease payment	2,750,504
Less: imputed interest and principal	(1,452,961)
Total sale leaseback obligation as of December 31, 2018	1,297,543
Less: current portion of sale leaseback obligation	(915,912)
Long term payable - sale leaseback as of December 31, 2018	381,631
Lease term of 26 [Member]
Sale Leaseback Transaction [Line Items]
Total lease payment	5,784,874
Less: imputed interest and principal	(1,598,991)
Total sale leaseback obligation as of December 31, 2018	4,185,883
Less: current portion of sale leaseback obligation	(1,931,947)
Long term payable - sale leaseback as of December 31, 2018	$ 2,253,936